CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net (loss) income	$ (287)	$ 100	$ (582)	$ (8)
Adjustments for the following non-cash items:
Depreciation	558	609	1,106	1,192
Unrealized foreign exchange and financial instruments gain	(15)	(301)	(233)	(489)
Share of (earnings) losses from equity-accounted investments	(45)	57	(66)	73
Deferred income tax expense (recovery)	41	(181)	(6)	(226)
Other non-cash items	154	104	341	175
Dividends received from equity-accounted investments	41	27	128	64
Cash flows from (used in) operations before changes in working capital	447	415	688	781
Changes in due to or from related parties	74	142	79	186
Net change in working capital balances	5	(178)	(90)	(201)
Cash flows from (used in) operating activities	526	379	677	766
Financing activities
Proceeds from borrowings	0	184	359	491
Repayment of corporate borrowings	0	(291)	0	(291)
Corporate credit facilities, net	(147)	169	53	(71)
Commercial paper, net	278	231	907	435
Proceeds from non-recourse borrowings	4,665	3,885	7,382	7,127
Repayment of non-recourse borrowings	(4,388)	(3,061)	(5,946)	(5,266)
Capital contributions from participating non-controlling interests – in operating subsidiaries	678	1,357	2,859	1,829
Capital repaid to participating non-controlling interests – in operating subsidiaries	(143)	(358)	(492)	(462)
Issuance of equity instruments and related costs, net	8	(7)	36	(34)
Issuance of preferred equity instruments and related costs, net	141	0	13	0
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(660)	(568)	(1,093)	(811)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(306)	(281)	(621)	(564)
Inflows from related parties	284	3,336	897	5,470
Outflows to related parties	(517)	(2,038)	(3,691)	(3,105)
Cash flows from (used in) financing activities	(107)	2,558	663	4,748
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	0	(1,686)	0	(4,429)
Investment in property, plant and equipment	(1,326)	(1,478)	(2,584)	(3,024)
Investment in equity-accounted investments	(50)	(29)	(68)	(56)
Proceeds from disposal of assets, net of cash and cash equivalents disposed		(6)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	780		1,433	530
Purchases of financial assets	(15)	(30)	(35)	(97)
Proceeds from financial assets	1	331	2	346
Restricted cash and other	67	(168)	(149)	(127)
Cash flows from (used in) investing activities	(543)	(3,066)	(1,401)	(6,857)
Cash and cash equivalents
Decrease	(124)	(129)	(61)	(1,343)
Foreign exchange gain on cash	3	65	0	121
Balance, beginning of period	2,124	1,955	2,093	3,135
Balance, end of period	1,971	1,907	1,971	1,907
Supplemental cash flow information:
Net change in cash classified within assets held for sale	(32)	16	(61)	(6)
Interest paid	647	640	1,180	1,164
Interest received	50	35	75	53
Income taxes paid	$ 128	$ 38	$ 162	$ 63